Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net (Tables) [Line Items]
Schedule of Movement of Allowance for Doubtful Accounts	The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2021, 2022 and 2023.
	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	210,146	710,168	557,073
Provision (Reversal) for the year	500,336	(82,825)	57,423
Write-off	(314)	(70,270)	(250)
Balance at the end of the year	710,168	557,073	614,246

Trade Accounts Receivable [Member]
Accounts Receivable, Net (Tables) [Line Items]
Schedule of Accounts Receivable	Accounts receivable consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable from real estate developers	1,023,787	927,973
Accounts receivable from individual customers	4,283	911
	1,028,070	928,884
Less: allowance for doubtful accounts	(557,073)	(614,246)
Accounts receivable, net	470,997	314,638